Business Combinations (Tables)	9 Months Ended
Sep. 30, 2024
Business Combinations [Abstract]
Summary of Acquisition Date Fair Value of Total Consideration Transferred

The following table summarizes the total consideration transferred (in thousands):

May 1, 2024
Cash	$7,159
Amounts deposited into escrow	500
Fair value of equity consideration	243
Seller transaction costs paid by the Company	298
Settlement of payables existing prior to the acquisition	(920)
Fair value of previously held ownership interest	3,229
Total consideration	$10,509

Summary of Allocation of Total Purchase Price

The following table summarizes the allocation of the total purchase price based upon the fair value of assets acquired and liabilities assumed as of the acquisition date, inclusive of measurement period adjustments (in thousands):

May 1, 2024
Cash	$363
Intangible assets – developed technology	3,300
Prepaid expenses and other current assets	20
Goodwill	9,277
Other accrued expenses and current liabilities	(2,451)
Total consideration	$10,509